Intangible Assets (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets [Abstract]
Intangible assets useful life	50 years
Land use rights, Expiry date	Mar. 15, 2057
Amortization of land use rights	$ 81,391	$ 80,769	$ 79,322
Amortization expense of intangible assets, First year	81,391
Amortization expense of intangible assets, Second year	81,391
Amortization expense of intangible assets, Third year	81,391
Amortization expense of intangible assets, Fourth year	81,391
Amortization expense of intangible assets, Fifth year	81,391
Amortization expense of intangible assets, thereafter	$ 81,391